Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 2,793	$ 2,326
Provision for credit losses
Originations	236	124
Maturities	(286)	(184)
Changes in risk, parameters and exposures	514	389
Write-offs	(91)	(160)
Recoveries	12	11
Exchange rate and other	32	(61)
Balance at end of period	3,210	2,445
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	787	774
Provision for credit losses
Transfers to Stage 1	55	50
Transfers to Stage 2	(21)	(55)
Transfers to Stage 3	(2)	(3)
Originations	236	124
Maturities	(186)	(97)
Changes in risk, parameters and exposures	(48)	(101)
Exchange rate and other	14	17
Balance at end of period	835	709
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,038	785
Provision for credit losses
Transfers to Stage 1	(55)	(50)
Transfers to Stage 2	30	58
Transfers to Stage 3	(135)	(9)
Maturities	(100)	(87)
Changes in risk, parameters and exposures	190	173
Exchange rate and other	24	(17)
Balance at end of period	992	853
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	968	767
Provision for credit losses
Transfers to Stage 2	(9)	(3)
Transfers to Stage 3	137	12
Changes in risk, parameters and exposures	372	317
Write-offs	(91)	(160)
Recoveries	12	11
Exchange rate and other	(6)	(61)
Balance at end of period	$ 1,383	$ 883